Share-based payments - Rollforward (Details)	1 Months Ended											12 Months Ended
	Dec. 31, 2021 EquityInstruments $ / shares	Oct. 31, 2021 EquityInstruments	Jul. 31, 2021 EquityInstruments	Apr. 30, 2021 EquityInstruments	Dec. 31, 2020 EquityInstruments $ / shares	Oct. 31, 2020 EquityInstruments	Jun. 30, 2020 EquityInstruments	Apr. 30, 2020 EquityInstruments	Dec. 31, 2019 EquityInstruments $ / shares	Nov. 30, 2019 EquityInstruments	Jun. 30, 2019 EquityInstruments	Dec. 31, 2021 EquityInstruments $ / shares	Dec. 31, 2021 EquityInstruments € / shares $ / shares	Dec. 31, 2020 EquityInstruments $ / shares	Dec. 31, 2020 EquityInstruments $ / shares € / shares	Dec. 31, 2019 EquityInstruments $ / shares	Dec. 31, 2019 EquityInstruments $ / shares € / shares	Dec. 30, 2019 $ / shares
Number of stock options
Total options at beginning of year | EquityInstruments												5,365,743	5,365,743	4,358,069	4,358,069	3,536,651	3,536,651
Granted | EquityInstruments	389,588	144,824	280,339	67,833	908,362	196,500	550,090	142,700	921,885	19,800	423,487	882,584	882,584	1,797,652	1,797,652	1,365,172	1,365,172
Exercised | EquityInstruments												(503,282)	(503,282)	(602,463)	(602,463)	(419,317)	(419,317)
Forfeited | EquityInstruments												(125,932)	(125,932)	(187,515)	(187,515)	(124,437)	(124,437)
Total options at end of year | EquityInstruments	5,619,113				5,365,743				4,358,069			5,619,113	5,619,113	5,365,743	5,365,743	4,358,069	4,358,069
Exercisable | EquityInstruments	3,613,371				2,833,680				2,203,476			3,613,371	3,613,371	2,833,680	2,833,680	2,203,476	2,203,476
Weighted average exercise price
Beginning balance												$ 142.87		$ 78.23		$ 37.54
Granted												314.99		266.71		144.38
Exercised												64.72		38.86		12.75
Forfeited												234.98		170.98		99.89
Weighted average exercise price	$ 164.33				$ 142.87				$ 78.23			164.33	$ 164.33	142.87	$ 142.87	78.23	$ 78.23	$ 71.62
Ending balance	164.33				142.87				78.23			164.33		142.87		78.23
Exercisable	$ 106.53				$ 65.24				$ 25.38			$ 106.53	$ 106.53	$ 65.24	$ 65.24	$ 25.38	$ 25.38
Weighted average share price | € / shares													$ 305.9		$ 254.54		$ 124.69
Weighted average remaining contractual life												6 years 3 months 18 days	6 years 3 months 18 days	7 years 29 days	7 years 29 days	7 years 3 months 7 days	7 years 3 months 7 days